Eaton Vance

Focused Growth Opportunities Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.0%
Boeing Co. (The)	8,360	$1,219,306
Hexcel Corp.	121,362	4,392,091

		$5,611,397

Auto Components — 1.3%
Aptiv PLC	47,342	$3,567,220

		$3,567,220

Banks — 2.3%
Bank of America Corp.	266,875	$6,437,025

		$6,437,025

Biotechnology — 7.6%
AbbVie, Inc.	29,875	$2,768,516
Amgen, Inc.	19,967	4,586,420
Argenx SE ADR(1)	26,066	5,716,274
Blueprint Medicines Corp.(1)	67,689	4,409,262
Incyte Corp.(1)	35,264	3,593,754

		$21,074,226

Building Products — 0.5%
A.O. Smith Corp.	31,089	$1,476,727

		$1,476,727

Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	22,860	$2,149,754

		$2,149,754

Electrical Equipment — 1.6%
AMETEK, Inc.	47,698	$4,374,384

		$4,374,384

Electronic Equipment, Instruments & Components — 2.4%
Zebra Technologies Corp., Class A(1)	24,924	$6,513,140

		$6,513,140

Entertainment — 3.5%
Netflix, Inc.(1)	14,999	$6,295,530
Walt Disney Co. (The)	27,842	3,265,867

		$9,561,397

Security	Shares	Value
Food Products — 1.6%
Mondelez International, Inc., Class A	82,203	$4,284,420

		$4,284,420

Health Care Equipment & Supplies — 5.6%
Boston Scientific Corp.(1)	106,333	$4,039,591
Haemonetics Corp.(1)	37,004	4,058,599
Intuitive Surgical, Inc.(1)	12,439	7,214,993

		$15,313,183

Health Care Providers & Services — 3.1%
Centene Corp.(1)	47,031	$3,115,804
UnitedHealth Group, Inc.	18,275	5,571,133

		$8,686,937

Interactive Media & Services — 11.1%
Alphabet, Inc., Class C(1)	13,453	$19,223,261
Facebook, Inc., Class A(1)	50,568	11,382,351

		$30,605,612

Internet & Direct Marketing Retail — 8.9%
Amazon.com, Inc.(1)	10,039	$24,518,952

		$24,518,952

IT Services — 10.6%
GoDaddy, Inc., Class A(1)	31,258	$2,414,680
PayPal Holdings, Inc.(1)	80,681	12,506,362
Visa, Inc., Class A	73,899	14,428,041

		$29,349,083

Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A(1)	42,411	$3,306,786

		$3,306,786

Road & Rail — 2.8%
Uber Technologies, Inc.(1)	121,934	$4,428,643
Union Pacific Corp.	19,463	3,305,985

		$7,734,628

Semiconductors & Semiconductor Equipment — 4.7%
Micron Technology, Inc.(1)	114,076	$5,465,381
QUALCOMM, Inc.	92,121	7,450,747

		$12,916,128

Software — 20.7%
Adobe, Inc.(1)	25,060	$9,688,196
Intuit, Inc.	31,907	9,263,240
Microsoft Corp.	91,164	16,705,803

Security	Shares	Value
SailPoint Technologies Holding, Inc.(1)	135,331	$3,089,607
salesforce.com, Inc.(1)	55,743	9,743,319
Zscaler, Inc.(1)(2)	85,778	8,413,964

		$56,904,129

Specialty Retail — 5.4%
AutoZone, Inc.(1)	2,063	$2,368,035
Lowe’s Cos., Inc.	73,263	9,549,832
TJX Cos., Inc. (The) (1)	53,900	2,843,764

		$14,761,631

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	12,911	$4,104,923

		$4,104,923

Total Common Stocks (identified cost $180,102,172)		$273,251,682

Short-Term Investments — 1.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.31%(3)	3,469,870	$3,469,870

Total Short-Term Investments (identified cost $3,470,217)		$3,469,870

Total Investments — 100.4% (identified cost $183,572,389)		$276,721,552

Other Assets, Less Liabilities — (0.4)%		$(1,222,592)

Net Assets — 100.0%		$275,498,960

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at May 31, 2020. The aggregate market value of securities on loan at May 31, 2020 was $3,953,728 and the total market value of the collateral received by the Fund was $4,109,369, comprised of non-cash U.S. government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2020.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at May 31, 2020.

At May 31, 2020, the value of the Fund’s investment in affiliated funds was $3,469,870, which represents 1.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$33,836	$23,673,052	$(20,237,392)	$721	$(347)	$3,469,870	$3,029	3,469,870

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$273,251,682	*	$—	$—	$273,251,682
Short-Term Investments	—		3,469,870	—	3,469,870
Total Investments	$273,251,682		$3,469,870	$—	$276,721,552

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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